Combined Statements of Unitholders' Equity CAD in Thousands, $ in Millions	Stapled Units CAD shares	Contributed surplus CAD	Deficit CAD	Accumulated other comprehensive income (loss) CAD	Stapled Unitholders' Equity USD ($)	Stapled Unitholders' Equity CAD	Non-controlling interests CAD	CAD
Equity at beginning of period at Dec. 31, 2015	CAD 2,124,198	CAD 61,425	CAD (557,092)	CAD 220,500		CAD 1,849,031	CAD 9,756	CAD 1,858,787
Balance at beginning of period (in units) at Dec. 31, 2015 | shares	47,017,000
Net income			279,325			279,325	1,367	280,692
Other comprehensive income (loss)				(66,766)		(66,766)	(310)	(67,076)
Distributions			(114,293)			(114,293)	(461)	(114,754)
Acquisition of non-controlling interests (note 11)			(3,270)		$ (2.4)	(3,270)	(8,823)	(12,093)
Units issued on exercise of stapled unit options	CAD 2,084					2,084		2,084
Units issued on exercise of stapled unit options (in units) | shares	50,000
Units issued under the stapled unit plan	CAD 2,097					2,097		2,097
Units issued under the stapled unit plan (in units) | shares	56,000
Units repurchased for cancellation	CAD (1)					(1)		(1)
Units repurchased for cancellation (in units) | shares	(20)
Equity at end of period at Dec. 31, 2016	CAD 2,128,378	61,425	(395,330)	153,734		1,948,207	1,529	1,949,736
Balance at end of period (in units) at Dec. 31, 2016 | shares	47,123,000
Net income			357,702			357,702	46	357,748
Other comprehensive income (loss)				(35,168)		(35,168)	183	(34,985)
Distributions			(123,058)			(123,058)	(510)	(123,568)
Units issued under the stapled unit plan	CAD 977					977		977
Units issued under the stapled unit plan (in units) | shares	22,000
Units repurchased for cancellation	CAD (10,895)	(1,151)				(12,046)		(12,046)
Units repurchased for cancellation (in units) | shares	(242,000)
Equity at end of period at Dec. 31, 2017	CAD 2,118,460	CAD 60,274	CAD (160,686)	CAD 118,566		CAD 2,136,614	CAD 1,248	CAD 2,137,862
Balance at end of period (in units) at Dec. 31, 2017 | shares	46,903,000